Annual Fund Operating Expenses - Institutional Shares Class - Federated Hermes Absolute Return Credit Fund - IS	Dec. 31, 2020
Operating Expenses:
Management Fee	0.65%
Distribution (12b-1) Fee	none
Other Expenses	0.53%	[1],[2]
Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements	(0.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.74%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Trustees.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.74% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.